CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) (Unaudited) - NATURALSHRIMP INCORPORATED [Member] - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total [Member]
Beginning balance, value at Mar. 31, 2020	$ 500		$ 37,975	$ 43,533,242			$ (46,427,396)	$ (82,101)	$ (2,937,780)
Beginning balance, shares at Mar. 31, 2020	5,000,000	2,250	379,742,524
Issuance of common stock upon conversion			$ 3,974	547,047					551,021
Issuance of common stock upon conversion, shares			39,735,626
Conversion of Series B PS to common stock			$ 11,351	(11,351)
Conversion of Series B PS to common stock, shares		(5,008)	113,517,030
Net loss							(3,580,454)	(5,729)	(3,586,183)
Ending balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000		(53,683,268)	(87,830)	3,070,968
Ending balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Ending balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000		(53,683,268)	(87,830)	3,070,968
Ending balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Issuance of common stock upon conversion			$ 133	421,353					421,486
Issuance of common stock upon conversion, shares			1,329,246
Conversion of Series B PS to common stock			$ 314	(314)
Conversion of Series B PS to common stock, shares		(262)	3,144,000
Conversion of Series D PS to common stock			$ 43	(43)
Conversion of Series D PS to common stock, shares			428,572
Exchange of Series D PS to Series E PS							(3,258,189)		(3,258,189)
Sale of common shares and warrants for cash, less offering costs and commitment shares			$ 3,577	17,273,546					17,277,123
Sale of common shares and warrants for cash, less offering costs and commitment shares, shares			35,772,729
Exercise of warrants related to the sale of common shares			$ 110	10,890					11,000
Exercise of warrants related to the sale of common shares, shares			1,100,000
Beneficial conversion feature related to the Series E Preferred Shares				3,269,505					3,269,505
Amortization of beneficial conversion feature related to Series E Preferred Shares							(817,376)		(817,376)
Redemption of Series D Preferred shares							(2,534,758)		(2,534,758)
Common shares to be issued for the acquisition of the non-controlling interest subsidiary’s remaining equity				(3,087,830)	2,000,000			87,830	(1,000,000)
Common shares to be issued for Patent acquisition					5,000,000				5,000,000
Common stock vested to consultants			$ 13	48,738	24,900				73,651
Common stock vested to consultants, shares			125,000
Net loss							(2,562,743)		(2,562,743)
Ending balance, value at Jun. 30, 2021	$ 500		$ 60,265	74,585,336	7,160,900		(62,856,334)		18,950,668
Ending balance, shares at Jun. 30, 2021	5,000,000	345	602,644,727
Beginning balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000		(53,683,268)	(87,830)	3,070,968
Beginning balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Ending balance, value at Sep. 30, 2021	$ 500		$ 60,683	74,609,294	11,948,176		(67,408,142)		19,210,511
Ending balance, shares at Sep. 30, 2021	5,000,000	345	606,821,513
Beginning balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000		(53,683,268)	(87,830)	3,070,968
Beginning balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Issuance of common stock upon conversion			$ 133	421,353					421,486
Issuance of common stock upon conversion, shares			1,329,246
Conversion of Series B PS to common stock			$ 1,007	(1,007)
Conversion of Series B PS to common stock, shares		(839)	10,068,000
Conversion of Series D PS to common stock			$ 43	(43)
Conversion of Series D PS to common stock, shares			428,572
Exchange of Series D PS to Series E PS							(3,258,189)		(3,258,189)
Sale of common shares and warrants for cash, less offering costs and commitment shares			$ 3,577	17,273,546					17,277,123
Sale of common shares and warrants for cash, less offering costs and commitment shares, shares			35,772,729
Exercise of warrants related to the sale of common shares			$ 110	10,890					11,000
Exercise of warrants related to the sale of common shares, shares			1,100,000
Common stock issued for legal settlement to NSH shareholders			$ 2,889	9,413,060	(9,415,950)
Common stock issued for legal settlement to NSH shareholders, shares			28,494,706
Beneficial conversion feature related to the Series E Preferred Shares				3,439,219					3,439,219
Amortization of beneficial conversion feature related to Series E Preferred Shares							(3,349,198)		(3,349,198)
Revision of dividends payable on Series B Preferred Shares (See Note 2)							(182,639)		(182,639)
Redemption of Series D Preferred shares							(2,534,758)		(2,534,758)
Common shares to be issued for the acquisition of the non-controlling interest subsidiary’s remaining equity				(3,087,830)	2,000,000			87,830	(1,000,000)
Common shares to be issued for Patent acquisition					5,000,000				5,000,000
Accretion of Series E Preferred Shares							(337,834)		(337,834)
Dividends payable on Preferred Shares							(392,390)		(392,390)
Common stock vested to consultants			$ 47	221,424					221,472
Common stock vested to consultants, shares			412,500
Net loss							(86,297,748)		(86,297,748)
Ending balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650		(150,036,023)		(33,133,766)
Ending balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Beginning balance, value at Jun. 30, 2021	$ 500		$ 60,265	74,585,336	7,160,900		(62,856,334)		18,950,668
Beginning balance, shares at Jun. 30, 2021	5,000,000	345	602,644,727
Conversion of Series E PS to common stock			$ 411	(411)
Conversion of Series E PS to common stock, shares			4,114,286
Amortization of beneficial conversion feature related to Series E Preferred Shares							(1,341,948)		(1,341,948)
Revision of dividends payable on Series B Preferred Shares (See Note 2)							(182,639)		(182,639)
Dividends payable on Preferred Shares							(177,586)		(177,586)
Common shares to be issued for Technical and Equipment Rights Agreement					4,762,376				4,762,376
Common stock vested to consultants			$ 6	24,369	24,900				49,275
Common stock vested to consultants, shares			62,500
Net loss							(2,849,635)		(2,849,635)
Ending balance, value at Sep. 30, 2021	$ 500		$ 60,683	74,609,294	11,948,176		(67,408,142)		19,210,511
Ending balance, shares at Sep. 30, 2021	5,000,000	345	606,821,513
Ending balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650		(150,036,023)		(33,133,766)
Ending balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Common stock issued for legal settlement to NSH shareholders			$ 6,112	19,311,486	(19,317,598)
Common stock issued for legal settlement to NSH shareholders, shares			61,154,136
Conversion of Series E PS to common stock			$ 454	839,546					840,000
Conversion of Series E PS to common stock, shares			4,537,240
Beneficial conversion feature related to the Series E Preferred Shares				99,000			(99,000)
Amortization of beneficial conversion feature related to Series E Preferred Shares							(42,500)		(42,500)
Accretion of Series E Preferred Shares							(278,500)		(278,500)
Dividends payable on Preferred Shares							(102,227)		(102,227)
Common stock issued in business agreement			$ 25	56,225		(56,250)
Common stock issued in business agreement ,shares			250,000
Common stock vested to consultants			$ 6	24,369					24,375
Common stock vested to consultants, shares
Net loss							(2,200,176)		(2,200,176)
Ending balance, value at Jun. 30, 2022	$ 500		$ 74,097	117,032,233	815,052	(56,250)	(152,758,426)		(34,892,794)
Ending balance, shares at Jun. 30, 2022	5,000,000		740,585,500
Beginning balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650		(150,036,023)		(33,133,766)
Beginning balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Ending balance, value at Sep. 30, 2022			$ 75,170	118,061,820	662,767	(56,250)	(177,927,198)		(59,183,191)
Ending balance, shares at Sep. 30, 2022			751,322,954
Beginning balance, value at Jun. 30, 2022	$ 500		$ 74,097	117,032,233	815,052	(56,250)	(152,758,426)		(34,892,794)
Beginning balance, shares at Jun. 30, 2022	5,000,000		740,585,500
Common stock issued for legal settlement to NSH shareholders			$ 40	127,646	(127,686)
Common stock issued for legal settlement to NSH shareholders, shares			404,067
Conversion of Series E Preferred Shares to common stock			$ 992	827,008			(108,000)		720,000
Conversion of Series E Preferred Shares to common stock, shares			9,920,887
Increase of 10% in Series E Preferred Shares to one holder based on certain rights							(156,000)		(156,000)
Amortization of beneficial conversion feature related to Series E Preferred Shares							(42,500)		(42,500)
Accretion of Series E Preferred Shares							(278,500)		(278,500)
Dividends payable on Preferred Shares							(55,427)		(55,427)
Common stock issued in business agreement			$ 25	25,975					26,000
Common stock issued in business agreement ,shares			250,000
Common stock issued from shares payable			$ 10	24,590	(24,600)
Common stock issued from shares payable, shares			100,000
Common stock vested to consultants			$ 6	24,369					24,375
Common stock vested to consultants, shares			62,500
Net loss							(24,528,345)		(24,528,345)
Ending balance, value at Sep. 30, 2022			$ 75,170	$ 118,061,820	$ 662,767	$ (56,250)	$ (177,927,198)		$ (59,183,191)
Ending balance, shares at Sep. 30, 2022			751,322,954